Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The Company is organized into two reportable operating segments, Taste and Scent; these segments align with the internal structure used to manage these businesses.
Taste is comprised of a diversified portfolio across flavor compounds, savory solutions, inclusions and nutrition and specialty ingredients. Flavor compounds provide unique flavors that are ultimately used by IFF's customers in savory products, beverages, sweets, and dairy products. Savory solutions include marinades or powder blends of flavors, natural colors, seasonings, functional ingredients and natural anti-oxidants that are primarily designed for the meat and fish industry. Inclusions provide taste and texture by, among other things, combining flavorings with fruit, vegetables, and other natural ingredients for a wide range of food products, such as health snacks, baked goods, cereals, pastries, ice cream and other dairy products. Nutrition and specialty ingredients primarily consist of natural health ingredients, natural food protection, natural colors and flavor ingredients. The flavor ingredients market includes natural flavor extracts, specialty botanical extracts, distillates, essential oils, citrus products, aroma chemicals, and natural gums and resins. Such ingredients are used for food, beverage, and flavors and are often sold directly to food and beverage manufacturers who use them in producing consumer products.
Scent is comprised of (1) Fragrance Compounds, which are ultimately used by our customers in two broad categories: Fine Fragrances, including perfumes and colognes, and Consumer Fragrances, including fragrance compounds for personal care (e.g., soaps), household products (e.g., detergents and cleaning agents) and beauty care, including toiletries; (2) Fragrance Ingredients, consisting of synthetic and natural ingredients that can be combined with other materials to create unique fine fragrance and consumer compounds; and (3) Cosmetic Active Ingredients, consisting of active and functional ingredients, botanicals and delivery systems to support our customers’ cosmetic and personal care product lines. Major fragrance customers include the cosmetics industry, including perfume and toiletries manufacturers, and the household products industry, including manufacturers of soaps, detergents, fabric care, household cleaners and air fresheners.
The Company's Chief Operating Decision Maker evaluates the performance of these reportable operating segments based on segment profit which is defined as operating profit before restructuring, global expenses (as discussed below) and certain non-recurring items, Interest expense, Other income (expense), net and Taxes on income.
The Global expenses caption represents corporate and headquarter-related expenses which include legal, finance, human resources, certain incentive compensation expenses and other R&D and administrative expenses that are not allocated to individual reportable operating segments.
Reportable segment information is as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Net sales
Taste	$3,200,520	$2,091,635	$1,632,166
Scent	1,939,564	1,885,904	1,766,553
Consolidated	$5,140,084	$3,977,539	$3,398,719

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
Segment assets
Taste	$10,319,779	$9,677,139
Scent	2,757,491	2,649,103
Global assets	210,141	563,153
Consolidated	$13,287,411	$12,889,395

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017
Segment profit:
Taste	$482,394	$419,264	$358,266
Scent	349,445	325,901	314,899
Global expenses	(38,759)	(67,799)	(54,538)
Operational Improvement Initiatives (a)	(2,267)	(2,169)	(1,802)
Acquisition Related Costs (b)	—	1,289	(20,389)
Integration Related Costs (c)	(55,160)	(7,188)	(4,179)
Legal Charges/Credits, net (d)	—	—	(1,000)
Tax Assessment (e)	—	—	(5,331)
Restructuring and Other Charges, net (f)	(29,765)	(4,086)	(19,711)
(Losses) gains on Sale of Assets	(2,367)	1,177	184
FDA Mandated Product Recall (g)	(250)	7,125	(11,000)
UK Pension Settlement Charges (h)	—	—	(2,769)
Frutarom Acquisition Related Costs (i)	(5,940)	(89,632)	—
Compliance Review & Legal Defense Costs (j)	(11,314)	—	—
N&B Transaction Related Costs (k)	(20,747)	—	—
Operating Profit	665,270	583,882	552,630
Interest expense	(138,221)	(132,558)	(65,363)
Loss on extinguishment of debt	—	(38,810)	—
Other income, net	30,403	35,243	49,778
Income before taxes	$557,452	$447,757	$537,045
Profit margin
Taste	15.1%	20.0%	22.0%
Scent	18.0%	17.3%	17.8%
Consolidated	12.9%	14.7%	16.3%

(a)
For 2019, represents accelerated depreciation related to plant relocations in India and China. For 2018, represents accelerated depreciation in India and Taiwan asset write off. For 2017, represents accelerated depreciation and idle labor costs in Hangzhou, China.

(b)
For 2018, represents adjustments to the contingent consideration payable for PowderPure, and transaction costs related to Fragrance Resources and PowderPure within Selling and administrative expenses. For 2017, represents the amortization of inventory "step-up" included in Cost of goods sold and transaction costs related to the acquisition of Fragrance Resources and PowderPure within Selling and administrative expenses.

(c)
For 2019 and 2018, represents costs related to the integration of the Frutarom acquisition, principally advisory services. For 2017, represents costs related to the integration of the David Michael and Fragrance Resources acquisitions.

(d)	Represents an additional charge related to litigation settlement.
(e)	Represents the reserve for payment of a tax assessment related to commercial rent for prior periods.
(f)
For 2019, represents costs primarily related to the Frutarom Integration Initiative, the 2019 Severance Program, including severance related to outsourcing the IT function. For 2018, represents severance costs related to the 2017 Productivity Program and costs associated with the termination of agent relationships in a subsidiary. For 2017, represents severance costs related to the 2017 Productivity Program.

(g)
For 2019, represents additional claims that management will pay to co-packers. For 2018, principally represents recoveries from the supplier for the third and fourth quarter, partially offset by final payments to the customer made for the effected product in the first quarter. For 2017, represents management's best estimate of losses related to the previously disclosed FDA mandated recall.

(h)	Represents pension settlement charges incurred in one of the Company's UK pension plans.
(i)
Represents transaction-related costs and expenses related to the acquisition of Frutarom. For 2019, amount primarily includes amortization for inventory "step-up" costs and transaction costs. For 2018, amount primarily includes $23.5 million of amortization for inventory "step-up" costs and $66.0 million of transaction costs included in Selling and administrative expenses.

(j)	Costs related to reviewing the nature of inappropriate payments and review of compliance in certain other countries. In addition, includes legal costs for related shareholder lawsuits.
(k)	Represents costs and expenses related to the pending transaction with Nutrition & Biosciences Inc.
The Company has not disclosed revenues at a lower level than provided herein, such as revenues from external customers by product, as it is impracticable for it to do so.
The Company had no customers that accounted for greater than 10% of consolidated net sales in 2019 and 2018. The Company had one customer that accounted for greater than 10% of consolidated net sales in 2017. The Company's largest customer had net sales of $336.1 million, $356.8 million and $358.5 million in 2019, 2018 and 2017, respectively. The majority of these sales were in the Scent reportable operating segment.
Long-lived assets, net, by country, consisted as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2019	2018
United States	$382,659	$315,320
Netherlands	91,313	103,997
Singapore	68,751	73,544
China	188,194	178,502
Other	656,003	569,789
Consolidated	$1,386,920	$1,241,152
Segment capital expenditures and depreciation and amortization consisted as follows:

	Capital Expenditures			Depreciation and Amortization
(DOLLARS IN THOUSANDS)	2019	2018	2017	2019	2018	2017
Taste	$135,421	$82,712	$68,937	$247,791	$101,224	$53,534
Scent	92,279	82,400	53,089	69,225	65,066	59,951
Global assets	8,278	4,982	6,947	6,314	7,502	4,482
Consolidated	$235,978	$170,094	$128,973	$323,330	$173,792	$117,967

Net sales are attributed to individual regions based upon the destination of product delivery and are as follows:

	Net Sales by Geographic Area
(DOLLARS IN THOUSANDS)	2019	2018	2017
Europe, Africa and Middle East	$2,081,758	$1,396,316	$1,065,596
Greater Asia	1,162,992	991,015	903,546
North America	1,170,497	1,010,126	901,821
Latin America	724,837	580,082	527,756
Consolidated	$5,140,084	$3,977,539	$3,398,719

	Net Sales by Geographic Area
(DOLLARS IN THOUSANDS)	2019	2018	2017
Net sales related to the U.S.	$1,052,654	$952,550	$864,050
Net sales attributed to all foreign countries	4,087,430	3,024,989	2,534,669

No non-U.S. country had net sales in any period presented greater than 6% of total consolidated net sales.
Change in Reportable Operating Segments
As part of the Company's Frutarom Integration Initiative, the reportable operating segments have been realigned such that beginning in fiscal year 2020 there are two reportable operating segments: Scent and Taste. The financial results presented in this document reflect the Scent and Taste business segments following the realignment.